Share Based Payments	12 Months Ended
Dec. 31, 2025
Coinshares International Limited [Member]
Share Based Payments [Line Items]
Share based payments

21. Share based payments

Group share option plan

The Group’s employee incentive share plan was approved by the Board on October 16, 2020. The plan is designed to provide long-term incentives for employees and management by aligning their interests with long-term shareholder returns. Under the plan, participants are granted share options that vest only when certain performance criteria are met. Participation in the plan is at the discretion of the Board, and no individual has a contractual right to participate in the plan or to receive guaranteed benefits.

The Group’s share option plan was initially equity classified based on the terms of the Group’s option plan. However, during 2024, a number of options were settled in cash, creating a constructive obligation for future cash settlement. As a result, the plan was reclassified from equity classified in 2023 to liability classified in 2024.

Performance-based options:

The performance-based options vest when the Group achieves performance indicators specified in the options certificate. External indicators include growing firmwide assets under management (“AUM”), increasing the number of ETP certificates in issue and customer growth. Internal indicators such as team-level performance metrics are also used to assess whether vesting criteria have been met.

The options are exercisable for a period of 10 years from the grant date.

Time-based options:

The Group has two types of time-based options outstanding. Certain options vest over a period of 2-3 years from the grant date and expire 10 years after issuance. Other time-based options issued in March 2021 vested quarterly over eight equal tranches, in a two-year period.

Share option repurchases

During the years ended December 31, 2025, 2024, and 2023, respectively, the Group repurchased 1,428,927, 48,409, and 10,446 options for a total consideration of $5.8 million, $51 thousand and $11 thousand, respectively.

Performance-Based Options

	For the Years Ended December 31,
	2025			2024
	Number of share options	Weighted average exercise price	Intrinsic Value	Number of share options	Weighted average exercise price	Intrinsic Value
Outstanding at January 1	1,119,995	$1.79	$6,736	1,149,995	$1.82	$2,472
Forfeited	—	$—		—	$—
Repurchased	(1,019,995)	$1.83		—	$—
Exercised	(100,000)	$1.85		(30,000)	$1.83
Outstanding at December 31	—	$—	$—	1,119,995	$1.79	$6,736
Exercisable at December 31	—	$—	$—	1,119,995	$1.79	$6,736
	For the year ended December 31, 2023
	Number of share options	Weighted average exercise price	Intrinsic Value
Outstanding at January 1	1,773,600	$1.73	$307
Forfeited	(623,605)	$1.78	—
Exercised	—	$—	—
Outstanding at December 31	1,149,995	$1.82	$2,472
Exercisable at December 31	1,149,995	$1.82	$2,472

Time-Based Options

	For the Years Ended December 31,
	2025			2024
	Number of share options	Weighted average exercise price	Intrinsic Value	Number of share options	Weighted average exercise price	Intrinsic Value
Outstanding at January 1	2,127,503	$4.42	$7,191	2,537,949	$4.95	$2,782
Granted	345,038	$7.90		115,000	$4.75
Forfeited	(86,591)	$7.45		(284,820)	$6.12
Exercised	(145,943)	$1.96		(192,217)	$2.07
Repurchased	(408,932)	$4.42		(48,409)	$3.71
Outstanding at December 31	1,831,075	$5.94	$12,182	2,127,503	$4.42	$7,191
Exercisable at December 31	1,145,037	$6.03	$7,523	1,145,477	$3.50	$5,120
	For the year ended December 31, 2023
	Number of share options	Weighted average exercise price	Intrinsic Value
Outstanding at January 1	2,202,857	$5.24	$172
Granted	448,000	$2.09
Forfeited	(96,983)	$2.28
Exercised	(5,479)	$1.78
Liquidated	(10,446)	$1.78
Outstanding at December 31	2,537,949	$4.95	$2,782
Exercisable at December 31	1,129,445	$2.31	$2,034

During the year ended December 31, 2025, 145,943 time-based options and 100,000 performance-based options were exercised for an aggregate settlement of $0.3 million and $0.2 million, respectively.

During the year ended December 31, 2024, 192,217 time-based options and 30,000 performance-based options were exercised for an aggregate settlement of $0.4 million and $0.1 million, respectively.

During the year ended December 31, 2023, 5,479 time-based options were exercised for an aggregate settlement of $10 thousand.

The options outstanding at December 31, 2025, 2024, and 2023 had a weighted average exercise price of $5.73, $3.56, and $3.97, respectively, and a weighted average remaining contractual life of 6.5 years, 6.1 years, and 7.4 years, respectively.

	Exercise price
Grant date	SEK	($)
March 2025	72.80	$7.90
March 2024	50.40	$4.66

On December 31, 2025, the Group had $2.2 million of unrecognized share-based compensation expense related to the time-based options that will be recognized over a weighted-average period of 1.33 years.

Valuation of Options (2025 and 2024 — liability-classified)

Following the establishment of a constructive obligation to settle the Group’s share option awards in cash in 2024, the Group recognized a liability of $13.3 million and $17.6 million as of December 31, 2025 and 2024, respectively. The fair value of this liability is remeasured at each reporting date, with changes in fair value recognized in the consolidated statements of operations and comprehensive income.

The fair value of the liability at each reporting date has been determined using a binomial option-pricing model, with the key inputs into the model as follows:

	2025	2024
Share price at reporting date	$12.60	$7.81
Weighted average exercise price ($)	5.97	3.59
Expected volatility	73%	77%
Average option life (years)	6.20	6.01
Risk-free rate	4.26%	4.39%
Expected dividend yields	3.10%	2.20%

The fair value of the liability treated time-based share options at December 31, 2025, for the options granted in the years ended December 31, 2025 and 2024, were $8.68, $9.16, and $9.86, respectively.

Expected volatility was estimated using the Group’s historical share-price volatility, and the risk-free rate was derived from the UK government bond yield curve over a period consistent with the expected term of the options. The binomial model incorporates assumptions regarding early-exercise behavior and assumes a consistent dividend yield throughout the life of the options.

The movement/recognition of the liability in 2025 and 2024 is as follows:

	2025		2024
(in thousands)	APIC	Share option liability	APIC	Share option liability
Opening balance	$—	$17,585	$5,505	$—
Reclassification of equity classified options to liability	—	—	(5,693)	5,693
Cash settled option expense	—	2,839	—	12,369
Share based compensation	—	—	304	—
Share options exercised	—	(1,329)	(54)	(739)
Share options cancelled	—	(5,839)	(14)	(136)
Effects of currency translation	—	69	(48)	(199)
Total	$—	$13,325	$—	$16,988

The liability is presented as current within trade and other payables or non-current within other non-current liabilities in the consolidated balance sheets depending on the expected timing of settlement:

	As of December 31,
(in thousands)	2025	2024
Current portion of the share option liability	$12,313	$16,592
Non-current portion of the share option liability	1,012	993
Total	$13,325	$17,585

The expense recognized in the consolidated statements of operations and comprehensive income in respect of the cash settled share-based payment plan for the years ended December 31, 2025, 2024, and 2023, was $2.8 million, $12.2 million, and $0, respectively.

Valuation of Options (2023 — Equity Classified)

The fair value of the options issued during the year was estimated using a Black-Scholes option-pricing model at the grant date. The model incorporates a range of inputs, including the exercise price, the contractual term of the option, the share price at the grant date, the expected volatility of the underlying shares, the expected dividend yield, the risk-free interest rate for the expected term of the option, and the correlations and volatilities of peer-group companies.

The inputs into the model for time-based options are as follows:

2023
Share price at reporting date	$2.80
Weighted average exercise price ($)	2.80
Expected volatility	71%
Expected life (years)	3.00
Risk-free rate	3.25%
Expected dividend yields	0.00%

Expected volatility was estimated using the annualized historical volatility of the Group’s share price over a period consistent with the expected term of the option. This estimate was evaluated against the volatilities of comparable companies at the grant date to ensure it appropriately reflected market expectations.

The grant date fair value of time-based share options granted during the year ended December 31, 2023 was $1.84.

Total share-based payment expense for the years ended December 31, 2024 and 2023 was $0.2 million and $1.3 million, respectively. All amounts were equity classified, and no liabilities related to share-based payment arrangements were outstanding as of the 2023 reporting date.

Total share-based compensation expense recognized in the consolidated statements of operations and comprehensive income for both the equity and liability classified options for the years ended December 31, 2025, 2024, and 2023 were $2.8 million, $12.4 million and $1.3 million, respectively.